Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pursuant to recently adopted SEC rules, the following table and accompanying description sets forth information for the past three fiscal years regarding compensation as calculated under SEC rules and certain financial performance measures specified under SEC rules.
Pay Versus Performance
Year	Summary Compensation Table Total		Compensation Actually Paid		Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs	Value of Initial $100 Investment Based On:			Amazon Net Income (in millions)
	for First CEO (Bezos)	for Second CEO (Jassy)	to First CEO (Bezos)	to Second CEO (Jassy)			Amazon Total Share- holder Return	Peer Group Total Shareholder Return
								NYSE Tech	S&P Retail
2022	N/A	$1,298,723	N/A	$(147,737,654)	$24,474,600	$(1,202,006)	$91	$119	$115	$(2,722)
2021	$1,681,840	212,701,169	$1,681,840	208,002,373	34,463,624	35,578,404	180	203	175	33,364
2020	1,681,840	N/A	1,681,840	N/A	29,121,373	62,790,104	176	173	146	21,331
The table above shows for each year covered by the table:
•
The “Total Compensation” reported in the Summary Compensation Table and the “Compensation Actually Paid,” as defined by SEC rules, for (1) Jeffrey P. Bezos, who served as our principal executive officer during 2020 and through July 4, 2021 (the “First CEO”), (2) Andrew R. Jassy, who has served as our principal executive officer since July 5, 2021 (the “Second CEO”), and (3) all of our named executive officers in each covered year other than the principal executive officer (the “Non-CEO NEOs”), expressed as an average;

•
Our total shareholder return, expressed as a dollar value assuming a $100 investment on December 31, 2019, and the total shareholder return of the NYSE Technology Index and the S&P 500 Retailing Index over the same periods; and

•
Our net income (rounded to the nearest million dollars). Consistent with SEC guidance, no additional performance measures are shown because, as discussed in the Compensation Discussion and Analysis, the Company does not use any financial performance measures to link executive compensation to company performance since our executives’ compensation is tied directly to the creation of shareholder value, as reflected by changes in our total shareholder return.

“Compensation Actually Paid” is an SEC-defined term and differs from an executive’s “take home pay” and W-2 income as determined for tax purposes. It includes amounts that may not be earned until future years (if and when equity awards actually vest) and that will be forfeited if the executive quits, retires, or is fired before equity awards vest.
As required by SEC rules, “Compensation Actually Paid” is equal to (1) Salary and All Other Compensation, as reported in the Summary Compensation Table (equal to the Summary Compensation Table Total Compensation minus Row A in the table below), plus (2) the fair value of restricted stock unit awards granted to an executive during the year, if any, valued as of the end of the year or as of the vest date to the extent they vested in the year of grant (Row B in the table below), adjusted for (3) the effect of any increase or decrease in the price of our common stock on the value of unvested restricted stock unit awards granted to our executives in prior years, measured from the end of the prior year through the restricted stock units’ vesting dates for awards that vested during the year (Row C in the table below) or through the end of the year for awards that remained unvested at the end of the year (Row D in the table below).
A reconciliation between Summary Compensation Table Total Compensation and Compensation Actually Paid, and information on who our Non-CEO NEOs were for each year, is set forth below. The fair value of all equity awards is based on the closing price of our common stock on the vesting or valuation date (or the preceding trading day if such date was not a trading day).
	Jassy 2022	Jassy 2021	Bezos 2021 and 2020	2022 Average for Non-CEO NEOs(1)	2021 Average for Non-CEO NEOs(2)	2020 Average for Non-CEO NEOs(3)
Summary Compensation Table Total Compensation	$1,298,723	$212,701,169	$1,681,840	$24,474,600	$34,463,624	$29,121,373
A (Minus) Grant Date Fair Value of Awards Granted During the Year	N/A	(211,933,520)	N/A	(23,871,081)	(34,220,969)	(28,945,732)
B Plus Fair Value as of Year-End or (if applicable) Vest Date of Equity Awards Granted during the Year	N/A	203,394,740	N/A	13,825,313	34,156,470	29,965,384
C Plus (Minus) Change from Prior Year-End in Fair Value of Awards That Vested During the Year	(9,491,144)	1,072,189	N/A	(2,747,599)	297,231	6,812,709
D Plus (Minus) Year-over-Year Change in Fair Value of Unvested Awards Granted in Prior Years	(139,545,233)	2,767,795	N/A	(12,883,239)	882,048	25,836,370
Compensation Actually Paid	$(147,737,654)(4)	$208,002,373	$1,681,840	$(1,202,006)(4)	$35,578,404	$62,790,104

(1)
The Company’s Non-CEO NEOs in 2022 were Adam N. Selipsky (2021 and 2022), Brian T. Olsavsky (2020, 2021, and 2022), David A. Zapolsky (2020, 2021, and 2022), Douglas J. Herrington (2022), and Jeffrey P. Bezos (2022).

(2)
The Company’s Non-CEO NEOs in 2021 were Mr. Selipsky (2021 and 2022), Mr. Olsavsky (2020, 2021, and 2022), David H. Clark (2020 and 2021), and Mr. Zapolsky (2020, 2021, and 2022).

(3)
The Company’s Non-CEO NEOs in 2020 were Mr. Jassy (2020), Mr. Olsavsky (2020, 2021, and 2022), Mr. Clark (2020 and 2021), and Mr. Zapolsky (2020, 2021, and 2022).

(4)
“Compensation Actually Paid” to Mr. Jassy and the Company’s non-CEO NEOs for 2022 are negative numbers due to the decline in the value of their equity awards and do not indicate that they were required to pay amounts to Amazon.

Named Executive Officers, Footnote [Text Block]
•
The “Total Compensation” reported in the Summary Compensation Table and the “Compensation Actually Paid,” as defined by SEC rules, for (1) Jeffrey P. Bezos, who served as our principal executive officer during 2020 and through July 4, 2021 (the “First CEO”), (2) Andrew R. Jassy, who has served as our principal executive officer since July 5, 2021 (the “Second CEO”), and (3) all of our named executive officers in each covered year other than the principal executive officer (the “Non-CEO NEOs”), expressed as an average;

Peer Group Issuers, Footnote [Text Block]
•
	Our total shareholder return, expressed as a dollar value assuming a $100 investment on December 31, 2019, and the total shareholder return of the NYSE Technology Index and the S&P 500 Retailing Index over the same periods
Adjustment To PEO Compensation, Footnote [Text Block]
A reconciliation between Summary Compensation Table Total Compensation and Compensation Actually Paid, and information on who our Non-CEO NEOs were for each year, is set forth below. The fair value of all equity awards is based on the closing price of our common stock on the vesting or valuation date (or the preceding trading day if such date was not a trading day).
	Jassy 2022	Jassy 2021	Bezos 2021 and 2020	2022 Average for Non-CEO NEOs(1)	2021 Average for Non-CEO NEOs(2)	2020 Average for Non-CEO NEOs(3)
Summary Compensation Table Total Compensation	$1,298,723	$212,701,169	$1,681,840	$24,474,600	$34,463,624	$29,121,373
A (Minus) Grant Date Fair Value of Awards Granted During the Year	N/A	(211,933,520)	N/A	(23,871,081)	(34,220,969)	(28,945,732)
B Plus Fair Value as of Year-End or (if applicable) Vest Date of Equity Awards Granted during the Year	N/A	203,394,740	N/A	13,825,313	34,156,470	29,965,384
C Plus (Minus) Change from Prior Year-End in Fair Value of Awards That Vested During the Year	(9,491,144)	1,072,189	N/A	(2,747,599)	297,231	6,812,709
D Plus (Minus) Year-over-Year Change in Fair Value of Unvested Awards Granted in Prior Years	(139,545,233)	2,767,795	N/A	(12,883,239)	882,048	25,836,370
Compensation Actually Paid	$(147,737,654)(4)	$208,002,373	$1,681,840	$(1,202,006)(4)	$35,578,404	$62,790,104

Non-PEO NEO Average Total Compensation Amount	$ 24,474,600	$ 34,463,624	$ 29,121,373
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,202,006)	35,578,404	62,790,104
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
A reconciliation between Summary Compensation Table Total Compensation and Compensation Actually Paid, and information on who our Non-CEO NEOs were for each year, is set forth below. The fair value of all equity awards is based on the closing price of our common stock on the vesting or valuation date (or the preceding trading day if such date was not a trading day).
	Jassy 2022	Jassy 2021	Bezos 2021 and 2020	2022 Average for Non-CEO NEOs(1)	2021 Average for Non-CEO NEOs(2)	2020 Average for Non-CEO NEOs(3)
Summary Compensation Table Total Compensation	$1,298,723	$212,701,169	$1,681,840	$24,474,600	$34,463,624	$29,121,373
A (Minus) Grant Date Fair Value of Awards Granted During the Year	N/A	(211,933,520)	N/A	(23,871,081)	(34,220,969)	(28,945,732)
B Plus Fair Value as of Year-End or (if applicable) Vest Date of Equity Awards Granted during the Year	N/A	203,394,740	N/A	13,825,313	34,156,470	29,965,384
C Plus (Minus) Change from Prior Year-End in Fair Value of Awards That Vested During the Year	(9,491,144)	1,072,189	N/A	(2,747,599)	297,231	6,812,709
D Plus (Minus) Year-over-Year Change in Fair Value of Unvested Awards Granted in Prior Years	(139,545,233)	2,767,795	N/A	(12,883,239)	882,048	25,836,370
Compensation Actually Paid	$(147,737,654)(4)	$208,002,373	$1,681,840	$(1,202,006)(4)	$35,578,404	$62,790,104

(1)
The Company’s Non-CEO NEOs in 2022 were Adam N. Selipsky (2021 and 2022), Brian T. Olsavsky (2020, 2021, and 2022), David A. Zapolsky (2020, 2021, and 2022), Douglas J. Herrington (2022), and Jeffrey P. Bezos (2022).

(2)
The Company’s Non-CEO NEOs in 2021 were Mr. Selipsky (2021 and 2022), Mr. Olsavsky (2020, 2021, and 2022), David H. Clark (2020 and 2021), and Mr. Zapolsky (2020, 2021, and 2022).

(3)
The Company’s Non-CEO NEOs in 2020 were Mr. Jassy (2020), Mr. Olsavsky (2020, 2021, and 2022), Mr. Clark (2020 and 2021), and Mr. Zapolsky (2020, 2021, and 2022).

(4)
“Compensation Actually Paid” to Mr. Jassy and the Company’s non-CEO NEOs for 2022 are negative numbers due to the decline in the value of their equity awards and do not indicate that they were required to pay amounts to Amazon.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Pay Versus Performance Data
As discussed in more detail in the Compensation Discussion and Analysis, our executive compensation program prioritizes stock-based compensation that vests over many years and encourages motivated, customer-centric employees to think and act like owners, because they are owners. Accordingly, we do not tie cash or equity compensation to one or a few discrete performance goals, and instead we focus on long-term shareholder value that is realized by share price appreciation. When we set our executives’ target compensation for periodic restricted stock unit grants, we assume a fixed annual increase in the stock price so that our executives’ compensation is negatively impacted if our stock price is flat, declines, or otherwise performs below the initial stock price assumption, and is favorably impacted if the stock performs beyond the initial stock price assumption. Because of these features, our executive compensation is highly transparent and strongly aligned with shareholder value, as shown in the tables below.
Relationship between Compensation Actually Paid and Amazon’s TSR
The restricted stock unit awards granted to our named executive officers generally carry long-term vesting schedules, as described above in the Compensation Discussion and Analysis. As a result, our share price performance as reflected in our TSR directly and significantly affects Compensation Actually Paid. Thus, as shown in the graphic below, in 2022 when our TSR declined approximately 50%, our CEO’s Compensation Actually Paid was negative $148 million, reflecting the fact that the value of restricted stock units that vested during the year declined by approximately $9.5 million from those awards’ value at the end of the prior year, and that the value of his unvested restricted stock units declined by more than $139 million. In 2021, Mr. Jassy was granted a unique restricted stock unit award in connection with his promotion to CEO. None of the shares subject to that award vests until 2023, and more than 80% of the shares are scheduled to vest in 2026 through 2031 (years 5 through 10). Thus, the amount actually realized under Mr. Jassy’s 2021 restricted stock unit award, which accounts for substantially all of his 2021 Compensation Actually Paid, was not actually earned by, or paid to, Mr. Jassy in 2021 and instead will depend on and align directly with our future stock price performance over the term of the award. The Compensation Actually Paid to Mr. Bezos, who served as our CEO in 2020 and the first half of 2021, consisted of a fixed salary and the value of security arrangements provided for Mr. Bezos. Due to Mr. Bezos’s substantial stock ownership, he believes he is appropriately incentivized and his interests are appropriately aligned with shareholders’ interests. Accordingly, Mr. Bezos has never received any stock-based compensation or any cash compensation from Amazon other than his salary.
Similarly, as shown in the graphic below, the change in the fair value of restricted stock unit awards held by our Non-CEO NEOs (Rows C and D in the table above) closely aligns with year-over-year changes in our TSR. Restricted stock unit awards that are granted during the year based on considerations described in each year’s Compensation Discussion and Analysis are the other primary element affecting Compensation Actually Paid (Row B in the table above). The amounts actually realized under these awards will depend on and align directly with our future stock price performance over the terms of the awards.
The graphic below shows the relationship between the two primary elements of Compensation Actually Paid (“CAP”) to our CEO and our Non-CEO NEOs—consisting of  (a) the fair value of restricted stock units granted during the year and (b) the change in fair value of restricted stock units granted in prior years—in each case compared to Amazon’s TSR over the past three fiscal years.
CEO CAP vs. Amazon’s TSR	Non-CEO NEOs CAP vs. Amazon’s TSR

Compensation Actually Paid vs. Net Income [Text Block]	Relationship between Compensation Actually Paid and Amazon’s Net Income
We believe that the Pay Versus Performance data shown in the tables and graphics above strongly and clearly demonstrates that our executive compensation program focuses on long-term shareholder value that is realized by share price appreciation. Compensation Actually Paid is not related to changes in our net income, which for example grew 56% from 2020 to 2021 and decreased 108% from 2021 to 2022 (reflecting non-operating items, such as changes in estimates affecting depreciation, amortization, and stock-based compensation, and beginning in the fourth quarter of 2021, quarter-to-quarter fluctuations in the stock market’s value of our investment in Rivian Automotive), while our stock price improved only modestly in 2021 and declined in 2022. We believe the lack of correlation between Compensation Actually Paid and our Net Income demonstrates the difficulty of selecting financial performance criteria that are as effective in reflecting our overall performance as our share price performance.

Total Shareholder Return Vs Peer Group [Text Block]	Relationship between Amazon’s TSR and Peer Group TSR
Over the past three fiscal years, our share price performed better than one or both of our peer groups over some time periods and has performed worse than the peer groups over other periods, including over the past three fiscal years. We believe that the alignment between our stock price performance and the elements of Compensation Actually Paid discussed above and the disparity between our TSR and the TSRs of these two industry peer groups reinforces the considerations, discussed above in the Compensation Discussion and Analysis, that have led the Leadership Development and Compensation Committee to refrain from selecting relative TSR as a performance criteria; specifically, that peer group selections reflect a company’s profile at a particular point in time, which may become inappropriate given the dynamic and evolving nature of Amazon’s operations, particularly in light of the five year or greater time horizons over which our executives’ equity awards vest.

Total Shareholder Return Amount	$ 91	180	176
Net Income (Loss)	(2,722,000,000)	33,364,000,000	21,331,000,000
Peer Group Total Shareholder Return - NYSE Tech	119	203	173
Peer Group Total Shareholder Return - S&P Retail	115	175	146
Jassy [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	1,298,723	212,701,169
PEO Actually Paid Compensation Amount	$ (147,737,654)	208,002,373
PEO Name	Andrew R. Jassy
Bezos [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		1,681,840	1,681,840
PEO Actually Paid Compensation Amount		1,681,840	1,681,840
PEO Name	Jeffrey P. Bezos
PEO [Member] | Jassy [Member] | Grant Date Fair Value Of Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(211,933,520)
PEO [Member] | Jassy [Member] | Fair Value As Of Year-End Or (If Applicable) Vest Date Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		203,394,740
PEO [Member] | Jassy [Member] | Change From Prior Year-End In Fair Value Of Awards That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,491,144)	1,072,189
PEO [Member] | Jassy [Member] | Year-Over-Year Change In Fair Value Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(139,545,233)	2,767,795
Non-PEO NEO [Member] | Grant Date Fair Value Of Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(23,871,081)	(34,220,969)	(28,945,732)
Non-PEO NEO [Member] | Fair Value As Of Year-End Or (If Applicable) Vest Date Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,825,313	34,156,470	29,965,384
Non-PEO NEO [Member] | Change From Prior Year-End In Fair Value Of Awards That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,747,599)	297,231	6,812,709
Non-PEO NEO [Member] | Year-Over-Year Change In Fair Value Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (12,883,239)	$ 882,048	$ 25,836,370